Schedule of Net Investment Income (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Realized gain on common stock	$ 141
Change in unrealized holding on common stock	(2,706)
Loss on equity method holdings	(844)
Other	10
Net investment loss	$ (3,399)